May 6, 2004

VIA EDGAR

The United States Securities
  and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Subject:   Multi-Flex Variable Account of
           Nationwide Life Insurance Company
           SEC File No.  2-75174
           CIK No. 0000356723

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 ("1933 Act") and on behalf of the Multi-Flex Variable Account (the "Variable Account") and Nationwide Life Insurance Company, we certify that the form of the prospectus which would have been filed under paragraphs (b) and (c) under Rule 497 does not differ from the form of the Prospectus contained in Post Effective Amendment No. 35 to the Registration Statement for the Company and the Variable Account which became effective May 1, 2004.

Please contact the undersigned at (614) 249-5276 with any questions regarding this filing.

Very truly yours,

NATIONWIDE LIFE INSURANCE COMPANY

/S/ LISA A.CHATTERTON

Lisa A. Chatterton
Variable Products Securities Counsel